Summary of Significant Accounting Policies - Schedule of Fair Value Financial Assets and Liabilities (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term investments	$ 948,000	$ 1,018,000
Level 1 [Member]
Short-term investments	948,000
Warrant liability
Total	948,000
Level 2 [Member]
Short-term investments
Warrant liability
Total
Level 3 [Member]
Short-term investments
Warrant liability	58,235,566
Total	$ 58,235,566